Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 374,455	$ 363,098	$ 543,311
Property, plant and equipment with net book value	55.25	6,174,867
Buildings with net book value	$ 552,529	$ 5,890,975